UNAUDITED CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 8,999
Total current assets		$ 118,257,000
Total Assets		175,641,000
Current Liabilities
Accrued ordinary expenses		65,538,000
Total current liabilities		181,630,000
Total Liabilities		236,945,000
Stockholders’ Deficit
Preferred Stock - $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit
Total Stockholders’ Deficit
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit		175,641,000
Common Class A [Member]
Stockholders’ Deficit
Common Stock, Value
Founder Spac [Member]
Current Assets
Cash	8,999	761,605
Prepaid insurance	511,509	511,509
Total current assets	520,508	1,273,114
Long-term prepaid insurance	145,753	401,507
Investment held in Trust Account	321,264,378	321,015,932
Total Assets	321,930,639	322,690,553
Current Liabilities
Accrued ordinary expenses	146,508	96,000
Due to Sponsor	102,667	102,667
Total current liabilities	249,175	198,667
Deferred underwriting fee payable	11,068,750	11,068,750
Total Liabilities	11,317,925	11,267,417
Class A common stock; 31,625,000 shares subject to possible redemption at $10.15 per share	320,993,750	320,993,750
Stockholders’ Deficit
Preferred Stock - $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(10,381,827)	(9,571,405)
Total Stockholders’ Deficit	(10,381,036)	(9,570,614)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit	321,930,639	322,690,553
Founder Spac [Member] | Common Class A [Member]
Stockholders’ Deficit
Common Stock, Value
Founder Spac [Member] | Common Class B [Member]
Stockholders’ Deficit
Common Stock, Value	$ 791	$ 791